Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
REVENUES	$ 25,571,810	$ 26,664,602	$ 28,948,039
COSTS AND EXPENSES
Transportation costs	19,086,439	19,805,055	21,205,463
General and administrative expenses	866,333	758,620	1,444,858
Sales and marketing expenses	78,722	92,890	91,570
Total costs and expenses	20,031,494	20,656,565	22,741,891
INCOME FROM OPERATIONS	5,540,316	6,008,037	6,206,148
OTHER (EXPENSES) INCOME
Interest expenses	(188,897)	(154,047)	(166,019)
Other expenses	(861,587)	(538,006)	(273,821)
Other income	104,012	188,305	156,997
Total other expenses, net	(946,472)	(503,748)	(282,843)
INCOME BEFORE INCOME TAXES	4,593,844	5,504,289	5,923,305
PROVISION FOR INCOME TAXES	1,420,141	1,534,791	1,636,306
NET INCOME	3,173,703	3,969,498	4,286,999
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment	(499,136)	(372,229)	(795,275)
COMPREHENSIVE INCOME	$ 2,674,567	$ 3,597,269	$ 3,491,724
Weighted average shares used in computation:
Basic (in Shares)	12,000,000	12,000,000	12,000,000
Diluted (in Shares)	12,000,000	12,000,000	12,000,000
BASIC (in Dollars per share)	$ 0.26	$ 0.33	$ 0.36
DILUTED (in Dollars per share)	$ 0.26	$ 0.33	$ 0.36